Capital Stock & Earnings (Loss) Per Share - Earnings (Loss) Per Share Computation (Details) (10-K) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to OneMain Holdings, Inc.	$ (986,424)	$ (219,000,000)	$ (11,000,000)	$ (12,000,000)	$ 0	$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000	$ (3,218,995)	$ (4,443,879)	$ (242,000,000)		$ 505,000,000		$ (19,000,000)
Weighted average number of shares outstanding (basic)			134,452,763									127,910,680		114,791,225		102,917,172
Effect of dilutive securities			0									0	[1]	473,898	[1]
Weighted average number of shares outstanding (diluted)			134,452,763									127,910,680		115,265,123		102,917,172
Basic (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.72	$ 0.63	$ 0.46			$ (1.89)		$ 4.40		$ (0.19)
Diluted (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.70	$ 0.63	$ 0.45			$ (1.89)		$ 4.38		$ (0.19)
Antidilutive securities excluded from computation of EPS																37,246
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	870,645		521,127							960,032	472,259	489,653
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	573,658		593,331							576,437	593,068	591,606		583,459

[1]	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015, 2014, and 2013 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future: 2015: 591,606 performance shares and 489,653 service shares; 2014: 583,459 performance shares; and 2013: 37,246 nonvested shares.